Financial instruments - valuation - Adjustments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial instruments - classification
Funding valuation adjustments	£ (11)	£ 123
Credit valuation adjustments	179	190
Bid - offer	60	76
Product and deal specific	124	157
Total	352	546
Product and deal specific
Net (gains) carried forward	109	139
Net gains deferred	205	218
Net gains recognized in the income statement	235	157
Accumulated changes in fair value	£ 57	£ 44